SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the year	$ 17,380,762	$ 15,616,090	$ 8,233,330
Extensions, discoveries and improved recovery, less related costs			500,000
Revisions of previous quantity estimates	153,937	7,986,113	40,409,025
Changes in estimated future development costs	(1,202,372)	(9,776,094)	(584,751)
Purchases (sales) of minerals in place
Net changes in prices and production costs	(17,458,921)	(1,709,876)	(6,345,840)
Accretion of discount	5,379,413	1,998,213	(13,627,415)
Sales of oil and gas produced, net of production costs	(352,665)	(634,058)	(2,643,773)
Development costs incurred during the period	52,372	2,391,094	121,822
Change in timing of estimated future production and other
Net change in income taxes	6,742,342	1,509,280	(10,446,308)
Standardized measure of discounted future net cash flows at the end of the year	$ 10,694,879	$ 17,380,762	$ 15,616,090